DIVIDENDS (Details) - CNY (¥) ¥ in Thousands			3 Months Ended	12 Months Ended
	May 18, 2023	Nov. 15, 2021	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
DIVIDENDS
Dividends declared (in percent)			0.00%
Dividends, common stock					¥ 862,995
Minimum
DIVIDENDS
Dividends declared (in percent)	20.00%	15.00%
Maximum
DIVIDENDS
Dividends declared (in percent)	30.00%	20.00%
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DIVIDENDS
Dividends, common stock				¥ 761,552